Deposits	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Deposits

11. DEPOSITS

Deposits consist of the following major classifications:

SUMMARY OF DEPOSITS

December 31,	2013	2012
Interest-bearing demand deposits	$1,179,292	$1,215,548
Non-interest-bearing demand deposits	561,006	535,635
Savings deposits	266,573	264,155
Time deposits under $100,000	300,309	323,768
Time deposits $100,000 or more	206,461	256,725
Brokered time deposits	107,930	117,393

Total	$2,621,571	$2,713,224

A summary of time deposits by year of maturity is as follows:

MATURITIES OF TIME DEPOSITS (1)

Years Ended December 31,	Amount
2014	367,705
2015	113,737
2016	45,292
2017	60,739
2018	26,466
Thereafter	761

Total	$614,700

(1)	Amounts include brokered time deposits.

A summary of interest expense on deposits is as follows:

SUMMARY OF INTEREST EXPENSE

Years Ended December 31,	2013	2012	2011
Savings deposits	$844	$900	$1,412
Time deposits	6,277	7,875	10,301
Interest-bearing demand deposits	4,228	4,778	7,024

Total	$11,349	$13,553	$18,737